CASH AND CASH EQUIVALENTS - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents at banks and on hand	$ 247	$ 479
Short-term deposits and money market funds	208	195
Cash and cash equivalents, as presented in the consolidated statement of cash flows	$ 455	$ 674	[1]	$ 425	$ 432

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation